Condensed Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Operating revenues, net of discounts, returns and allowances
Sales of ores and metals	$ 10,452	$ 9,642	$ 13,659	$ 20,094	$ 25,402
Aluminum products					383
Revenues from logistic services	408	403	476	811	804
Fertilizer products	923	830	867	1,753	1,654
Others	367	464	343	831	650
Revenues before taxes	12,150	11,339	15,345	23,489	28,893
Taxes on revenues	(257)	(285)	(356)	(542)	(691)
Net operating revenues	11,893	11,054	14,989	22,947	28,202
Operating costs and expenses
Cost of ores and metals sold	(4,568)	(4,256)	(4,361)	(8,824)	(8,462)
Cost of aluminum products					(289)
Cost of logistic services	(331)	(353)	(376)	(684)	(665)
Cost of fertilizer products	(734)	(666)	(676)	(1,400)	(1,321)
Others	(382)	(415)	(308)	(797)	(560)
Total costs	(6,015)	(5,690)	(5,721)	(11,705)	(11,297)
Selling, general and administrative expenses	(615)	(529)	(434)	(1,144)	(853)
Research and development expenses	(359)	(299)	(363)	(658)	(705)
Gain (loss) on sale of assets	(377)			(377)	1,513
Others	(604)	(686)	(724)	(1,290)	(1,144)
Total costs and expenses	(7,970)	(7,204)	(7,242)	(15,174)	(12,486)
Operating income	3,923	3,850	7,747	7,773	15,716
Non-operating income (expenses)
Financial income	120	119	226	239	391
Financial expenses	(559)	(613)	(514)	(1,172)	(1,096)
Gains (losses) on derivatives, net	(416)	296	358	(120)	597
Foreign exchange gains (losses), net	(1,748)	237	501	(1,511)	784
Indexation gains (losses), net	55	190	77	245	(126)
Total non-operating income (expenses)	(2,548)	229	648	(2,319)	550
Income before discontinued operations, income taxes and equity results	1,375	4,079	8,395	5,454	16,266
Income taxes
Current	(25)	(813)	(1,719)	(838)	(3,312)
Deferred
Deferred of period	(151)	260	(688)	109	(472)
Reversal of Deferred Income Tax liabilities (see note 5.a.)	1,236			1,236
Income taxes per consolidated statements of income	1,060	(553)	(2,407)	507	(3,784)
Equity in results of affiliates, joint ventures and other investments	158	243	406	401	686
Net income	2,593	3,769	6,394	6,362	13,168
Losses attributable to noncontrolling interests	(69)	(58)	(58)	(127)	(110)
Net income attributable to the Company's stockholders	$ 2,662	$ 3,827	$ 6,452	$ 6,489	$ 13,278
Earnings per share attributable to Company's stockholders:
Earnings per preferred share (in dollars per share)	$ 0.51	$ 0.74	$ 1.21	$ 1.26	$ 2.50
Earnings per common share (in dollars per share)	$ 0.51	$ 0.74	$ 1.21	$ 1.26	$ 2.50
Earnings per convertible note linked to preferred share (in dollars per share)		$ 0.97	$ 1.71		$ 3.38
Earnings per convertible note linked to common share (in dollars per share)		$ 1.03	$ 1.79		$ 3.53